Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,060,854)	$ (34,732)	$ (1,106,666)	$ (10,651,894)
Adjustments to reconcile net loss to net cash used by operating activities:
Stock based compensation	875,379	0	553,091	10,500,000
Changes in operating assets and liabilities:
Accounts payable	4,989	(5,208)	45,196	(7,792)
Accrued liabilities	6,590	2,425	14,736	668
Net Cash Used by Operating Activities	(173,896)	(37,515)	(493,643)	(159,018)
CASH FLOWS FROM INVESTING ACTIVITIES	0	0	0	0
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of common stock			284,999	0
Proceeds from short term borrowings - related parties			0	147,513
Proceeds from notes payable - related parties	155,000	39,500	245,081	0
Payments on notes payable - related parties			(18,316)	0
Net Cash Provided by Financing Activities	155,000	39,500	511,764	147,513
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(18,896)	1,985	18,121	(11,505)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	19,754	1,633	1,633	13,138
CASH AND CASH EQUIVALENTS AT END OF PERIOD	858	3,618	19,754	1,633
Cash Payments For:
Interest	0	0	0	0
Income Tax	0	0	0	0
Non-cash financing activity:
Issuance of notes payable - related parties to replace short term borrowings - related parties	$ 0	$ 147,513	147,513	0
Common stock issued for the conversion of debt			$ 0	$ 10,199